Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Notes to Financial Statements
Prepaid Officers Compensation	$ 368,383	$ 445,149	$ 521,916	$ 1,334,261
Prepaid Directors Compensation	88,324	147,207	206,090	323,855
Prepaid Marketing Expenses	8,250	13,750	19,250	33,000
Note Receivable	80,000
Other Prepaid Expenses and Current Assets	11,325	28,616	27,082	25,435
Total	$ 556,282	$ 634,722	$ 774,338	$ 1,716,551